Investment Securities -- Net Unrealized & Realized Gains/Losses on Trading Investment Securities (Details 8) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
minimum disclosure of unrealized and realized gains (losses) on other securities	$ 1,000,000
Net unrealized gains on trading and other securities held at period end	3,000,000	$ 3,000,000
Net realized gains (losses) on trading and other securities sold or redeemed	0	0
Net realized gain (loss) on trading securities	$ 3,000,000	$ 3,000,000